LOSS PER SHARE (Details) € / shares in Units, € in Millions			12 Months Ended
	Nov. 17, 2015 € / shares shares	May 10, 2014 € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€) € / shares $ / shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2014 EUR (€) € / shares shares	Dec. 09, 2015 EUR (€)
Earning Per Share [Line Items]
Net income / (loss) from continuing operations attributable to NBG shareholders			€ (235)		€ (3,253)	€ (2,663)
Gain On Redemption Of Preference Shares			0		1,067	0
Net income / (loss) from continuing operations attributable to ordinary shareholders			(235)		(2,186)	(2,663)
Net income / (loss) from discontinued operations attributable to NBG shareholders			(65)	€ (65)	(5,211)	186
Net income / (loss) from continuing and discontinued operations attributable to ordinary shareholders			€ (300)		€ (7,397)	€ (2,477)
Dilutive Eps [Abstract]
Weighted average ordinary shares outstanding for basic and diluted earnings per share | shares			9,145,859,028		786,381,893	208,228,138
Basic And Dilutive Eps [Abstract]
Basic and diluted LPS from continuing operations | (per share)			€ (0.03)	€ (0.03)	€ (2.78)	€ (12.79)
Basic and diluted LPS from continuing and discontinued operations | (per share)			(0.03)	€ (0.03)	(9.41)	€ (11.90)
Earning Per Share Textual Details [Abstract]
Par value of ordinary shares distributed | € / shares	€ 0.30	€ 0.30	€ 0.3	€ 0.3	€ 0.3
Subscription price per share | € / shares	€ 4.50	€ 2.20
Stock split convertion rate	15
Amount of CoCos issued by the Bank in the name of HFSF							€ 2,029
Issuance of common stock - Number of shares | shares	8,911,608,218	1,136,363,637